Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914			54.4 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%	%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%	%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.58385%	%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%	%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%	%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%	%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%	%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$414,791.88

Principal:
Principal Collections	$8,787,406.25
Prepayments in Full	$3,071,406.50
Liquidation Proceeds	$47,785.66
Recoveries	$68,980.32
Sub Total	$11,975,578.73
Collections	$12,390,370.61

Purchase Amounts:
Purchase Amounts Related to Principal	$64,503.89
Purchase Amounts Related to Interest	$208.99
Sub Total	$64,712.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,455,083.49

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,455,083.49
Servicing Fee	$122,495.84	$122,495.84	$0.00	$0.00	$12,332,587.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,332,587.65
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,332,587.65
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,332,587.65
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,332,587.65
Interest - Class A-4 Notes	$204,810.51	$204,810.51	$0.00	$0.00	$12,127,777.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,127,777.14
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$12,009,088.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,009,088.97
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$11,924,011.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,924,011.89
Regular Principal Payment	$10,999,555.85	$10,999,555.85	$0.00	$0.00	$924,456.04
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$924,456.04
Residual Released to Depositor	$0.00	$924,456.04	$0.00	$0.00	$0.00
Total		$12,455,083.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,999,555.85
Total					$10,999,555.85

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,999,555.85	$104.96	$204,810.51	$1.95	$11,204,366.36	$106.91
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$10,999,555.85	$10.45	$408,575.76	$0.39	$11,408,131.61	$10.84

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$62,537,559.91	0.5967324	$51,538,004.06	0.4917748
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$115,167,559.91	0.1094093	$104,168,004.06	0.0989598

Pool Information
Weighted Average APR	3.230% %	3.267% %
Weighted Average Remaining Term	21.73	21.13
Number of Receivables Outstanding	12,250	11,730
Pool Balance	$146,995,006.46	$134,968,986.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$136,220,194.33	$125,220,638.48
Pool Factor	0.1252708	0.1150221

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$9,748,348.36
Targeted Overcollateralization Amount	$30,800,982.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,800,982.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		30	$54,917.32
(Recoveries)		66	$68,980.32
Net Loss for Current Collection Period			$(14,063.00)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1148%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3631%	%
Second Prior Collection Period			0.6500%	%
Prior Collection Period			0.9501%	%
Current Collection Period			-0.1197%	%
Four Month Average (Current and Prior Three Collection Periods)			0.4609%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,888	$8,346,786.40
(Cumulative Recoveries)			$2,148,064.69
Cumulative Net Loss for All Collection Periods			$6,198,721.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5283%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,420.97
Average Net Loss for Receivables that have experienced a Realized Loss			$3,283.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.13% %	170	$2,879,176.79
61-90 Days Delinquent	0.41% %	32	$551,214.00
91-120 Days Delinquent	0.00% %	1	$1,009.25
Over 120 Days Delinquent	0.26% %	17	$354,391.71
Total Delinquent Receivables	2.80% %	220	$3,785,791.75

Repossession Inventory:
Repossessed in the Current Collection Period		6	$122,474.57
Total Repossessed Inventory		9	$169,400.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3231%	%
Prior Collection Period			0.3347%	%
Current Collection Period			0.4263%	%
Three Month Average			0.3614%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6717%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	43

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	51	$915,857.75
2 Months Extended	73	$1,543,940.09
3+ Months Extended	25	$475,330.32

Total Receivables Extended	149	$2,935,128.16
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer